Other Income - Net (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Income - Net
	2017	2018	2019
Dividend income from financial assets at fair value through other comprehensive income	206	203	205
Government grants	253	257	385
Others	821	323	1,145

	1,280	783	1,735